ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 83.9%
U.S. TREASURY OBLIGATIONS - 81.0%
U.S. Treasury Bills	0.010%	12/02/21	$ 15,427	$15,426,990
U.S. Treasury Bills	0.053%	12/16/21	88721	88,718,596
U.S. Treasury Bills	0.035%	12/23/21	23,008	23,006,239
U.S. Treasury Bills	0.028%	12/30/21	20,117	20,115,643
U.S. Treasury Bills	0.035%	01/06/22	52,059	52,057,100
U.S. Treasury Bills	0.040%	01/13/22	29,570	29,569,117
U.S. Treasury Bills	0.040%	01/20/22	13,410	13,409,204
U.S. Treasury Bills	0.035%	01/27/22	20,242	20,240,718
U.S. Treasury Bills	0.036%	02/03/22	18,909	18,907,655
U.S. Treasury Bills	0.035%	02/10/22	74,545	74,538,532
U.S. Treasury Bills	0.035%	02/17/22	30,807	30,803,896
U.S. Treasury Bills	0.035%	02/24/22	69,491	69,484,191
U.S. Treasury Bills	0.039%	03/03/22	15,633	15,631,096
U.S. Treasury Bills	0.038%	03/10/22	31,295	31,290,970
U.S. Treasury Bills	0.031%	03/17/22	65,999	65,989,477
U.S. Treasury Bills	0.035%	03/24/22	106,854	106,836,729
U.S. Treasury Bills	0.037%	03/31/22	29,576	29,570,578
U.S. Treasury Bills	0.050%	04/07/22	56,125	56,113,615
U.S. Treasury Bills	0.045%	04/14/22	66,533	66,517,521
U.S. Treasury Bills	0.044%	04/21/22	85,628	85,605,363
U.S. Treasury Bills	0.041%	04/28/22	59,999	59,980,499
U.S. Treasury Bills	0.048%	05/05/22	69,793	69,768,209
U.S. Treasury Bills	0.047%	05/12/22	60,876	60,853,397
U.S. Treasury Bills	0.046%	05/19/22	91,380	91,342,465
U.S. Treasury Bills	0.073%	05/26/22	78,205	78,170,589
TOTAL U.S. TREASURY OBLIGATIONS ($1,274,034,192)				1,273,948,389
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 2.9%			(000's)
U.S. Bank Money Market Deposit Account, 0.01% (United States)(a)			45,269	45,268,659
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($45,268,659)				45,268,659

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,319,302,851)				1,319,217,048
TOTAL INVESTMENTS - 83.9%
(Cost $1,319,302,851)				1,319,217,048

OTHER ASSETS IN EXCESS OF LIABILITIES - 16.1%				252,691,165
NET ASSETS - 100.0%				$1,571,908,213

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2021.
Futures contracts outstanding as of November 30, 2021 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-21	11	$1,479,285	$3,857
3-Month Euro Euribor	Sep-22	67	19,080,631	25,053
90-DAY Bank Bill	Mar-22	26	18,528,613	720
90-DAY Bank Bill	Jun-22	61	43,449,555	(22,563)
90-DAY Eurodollar Futures	Jun-22	1,149	285,957,374	(604,038)
90-DAY Eurodollar Futures	Sep-22	1,065	264,492,749	(872,363)
Amsterdam Index Futures	Dec-21	70	12,338,913	(651,175)
AUD/USD Currency Futures	Dec-21	43	3,061,815	(3,195)
Bank Acceptance Futures	Mar-22	3	582,234	59
Brent Crude Futures	Feb-22	173	11,976,790	(1,858,165)
Brent Crude Futures	Mar-22	22	1,515,360	(250,450)
Brent Crude Futures	Dec-22	1	65,980	(3,690)
Brent Crude Oil Last Day	Feb-22	1	69,230	(4,360)
CAC40 10 Euro Futures	Dec-21	364	27,724,369	(1,575,087)
CAD Currency Futures	Dec-21	773	60,460,194	(615,600)
Canadian 10-Year Bond Futures	Mar-22	212	23,426,295	403,272
Canola Futures (Winnipeg Commodity Exchange)	Jan-22	8	123,634	7,886
Canola Futures (Winnipeg Commodity Exchange)	Mar-22	2	30,060	906
Cattle Feeder Futures	Jan-22	1	82,425	(1,138)
CHF Currency Futures	Dec-21	294	40,017,074	33,650
Cocoa Futures ICE	May-22	2	43,995	(2,075)
Coffee 'C' Futures	Mar-22	137	11,934,413	576,206
Coffee 'C' Futures	May-22	28	2,432,325	140,381
Coffee 'C' Futures	Jul-22	15	1,299,094	79,050
Coffee Robusta Futures	Jan-22	67	1,514,200	65,800
Coffee Robusta Futures	Mar-22	32	704,000	30,990
Copper Futures	Mar-22	291	31,137,000	(1,072,325)
Copper Futures	May-22	2	213,700	(9,525)
Corn Futures	Mar-22	828	23,494,500	(393,300)
Corn Futures	May-22	76	2,166,000	(60,563)
Corn Futures	Jul-22	4	114,150	(3,700)
Corn Futures	Dec-22	46	1,256,950	(27,100)
Cotton No.2 Futures	Mar-22	189	10,055,745	(425,950)
Cotton No.2 Futures	May-22	11	575,355	(47,010)
DAX Index Futures	Dec-21	161	68,515,672	(3,104,245)
DJIA Mini E-CBOT	Dec-21	256	44,104,959	(1,307,005)
Dollar Index	Dec-21	291	27,938,037	484,322
Dutch TTF Gas Futures	Jan-22	5	390,297	1,321
E-Mini Consumer Discretionary Select Futures	Dec-21	3	619,410	21,590
E-Mini Health Care Select Futures	Dec-21	2	261,660	(6,260)
E-Mini Industrial Select Futures	Dec-21	1	101,220	(2,980)
E-Mini Materials Select Futures	Dec-21	2	178,480	(4,560)
E-Mini Technology Select Futures	Dec-21	3	509,280	24,860
E-Mini Utilities Select Futures	Dec-21	3	198,690	(790)
Emissions ICE	Dec-21	38	3,248,117	560,220
Emissions ICE	Dec-22	39	3,349,517	400,982
Euro BUXL 30-Year Bond Futures	Dec-21	57	14,100,027	307,068
Euro STOXX 50	Dec-21	987	45,635,988	(1,421,441)
Euro Stoxx 50 Index Futures	Dec-21	2	81,700	(907)
Euro/CHF 3-Month Futures ICE	Mar-22	2	548,717	54
Euro/CHF 3-Month Futures ICE	Jun-22	1	274,331	27
Euro-Bobl Futures	Dec-21	719	110,488,681	98,077
Euro-BTP Futures	Dec-21	224	36,394,582	14,891
Euro-Bund Futures	Dec-21	282	55,126,496	158,749
Euro-Oat Futures	Dec-21	60	11,450,054	45,647
Euro-Schatz Futures	Dec-21	2,558	326,132,235	182,178
FTSE 100 Index Futures	Dec-21	684	64,401,032	(405,377)
FTSE Taiwan Index	Dec-21	186	11,241,840	(128,140)
FTSE/JSE TOP 40	Dec-21	66	2,658,425	38,791
FTSE/MIB Index Futures	Dec-21	59	8,632,269	(176,930)
Gasoline RBOB Futures	Jan-22	95	7,740,999	(1,238,933)
Gasoline RBOB Futures	Feb-22	51	4,130,204	(103,383)
Gasoline RBOB Futures	Mar-22	1	81,257	(5,111)
GBP Currency Futures	Dec-21	208	17,266,600	(338,294)
Gold 100 Oz Futures	Feb-22	160	28,424,000	(282,567)
IBEX 35 Index Futures	Dec-21	10	945,087	(18,191)
INR/USD Futures	Dec-21	2	53,064	(408)
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-21	39	52,423,231	90,414
JPY Currency Futures	Dec-21	176	19,452,400	(9,224)
Kansas City Hard Red Winter Wheat Futures	Mar-22	184	7,564,700	(64,863)
Kansas City Hard Red Winter Wheat Futures	May-22	16	657,600	(26,088)
Lean Hogs Futures	Feb-22	102	3,262,980	(95,330)
Lean Hogs Futures	Apr-22	56	1,909,600	3,000
Lean Hogs Futures	Jun-22	2	76,800	(1,000)
Live Cattle Futures	Feb-22	96	5,295,360	(9,420)
Live Cattle Futures	Apr-22	58	3,272,940	13,640
Live Cattle Futures	Jun-22	31	1,689,500	19,020
LME Aluminum Forward	Dec-21	1,582	104,431,774	(6,330,768)
LME Aluminum Forward	Jan-22	32	2,096,400	(234,499)
LME Aluminum Forward	Feb-22	12	787,050	(76,898)
LME Aluminum Forward	Mar-22	311	20,421,038	(325,799)
LME Aluminum Forward - 90 Day Settlement	Dec-21	3	197,606	(4,906)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,885	(1,840)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,905	(3,957)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,912	(3,944)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,932	(4,818)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	66,013	(6,169)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,863	(6,288)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,831	(7,331)
LME Aluminum Forward - 90 Day Settlement	Dec-21	2	131,450	(15,325)
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	65,713	(7,679)
LME Aluminum Forward - 90 Day Settlement	Dec-21	3	196,913	(23,074)
LME Aluminum Forward - 90 Day Settlement	Jan-22	2	131,238	(18,255)
LME Aluminum Forward - 90 Day Settlement	Jan-22	10	655,855	(103,835)
LME Aluminum Forward - 90 Day Settlement	Jan-22	1	65,536	(11,452)
LME Aluminum Forward - 90 Day Settlement	Jan-22	1	65,519	(11,781)
LME Aluminum Forward - 90 Day Settlement	Jan-22	6	393,117	(22,848)
LME Aluminum Forward - 90 Day Settlement	Jan-22	3	196,643	1,244
LME Aluminum Forward - 90 Day Settlement	Jan-22	6	393,413	9,895
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	65,590	(1,985)
LME Aluminum Forward - 90 Day Settlement	Feb-22	2	131,213	2,888
LME Aluminum Forward - 90 Day Settlement	Feb-22	3	196,819	1,268
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	65,581	794
LME Copper Forward	Dec-21	490	116,650,624	513,844
LME Copper Forward	Jan-22	12	2,841,750	(47,446)
LME Copper Forward	Feb-22	2	472,575	(12,631)
LME Copper Forward	Mar-22	116	27,368,750	(276,713)
LME Copper Forward - 90 Day Settlement	Dec-21	1	241,563	8,550
LME Copper Forward - 90 Day Settlement	Dec-21	2	476,010	(10,503)
LME Copper Forward - 90 Day Settlement	Dec-21	1	237,463	10,373
LME Copper Forward - 90 Day Settlement	Dec-21	2	474,375	225
LME Copper Forward - 90 Day Settlement	Dec-21	2	473,925	10,478
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,896	8,921
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,786	5,611
LME Copper Forward - 90 Day Settlement	Dec-21	1	236,790	154
LME Copper Forward - 90 Day Settlement	Dec-21	2	473,587	(513)
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,809	8,246
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,813	(650)
LME Copper Forward - 90 Day Settlement	Jan-22	5	1,184,063	(12,568)
LME Copper Forward - 90 Day Settlement	Jan-22	5	1,184,063	(64,138)
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,813	(19,775)
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,400	(12,300)
LME Copper Forward - 90 Day Settlement	Jan-22	1	236,381	(6,031)
LME Copper Forward - 90 Day Settlement	Feb-22	2	472,748	(5,229)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,370	(2,574)
LME Copper Forward - 90 Day Settlement	Feb-22	2	472,733	(3,228)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,363	(4,931)
LME Copper Forward - 90 Day Settlement	Feb-22	3	708,938	(14,624)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,288	(4,900)
LME Copper Forward - 90 Day Settlement	Feb-22	2	472,175	(9,450)
LME Copper Forward - 90 Day Settlement	Feb-22	1	236,063	(1,975)
LME Lead Forward	Dec-21	278	15,972,838	(131,568)
LME Lead Forward	Jan-22	20	1,144,500	(6,137)
LME Lead Forward	Feb-22	50	2,852,188	(115,678)
LME Lead Forward	Mar-22	131	7,448,169	(243,661)
LME Nickel Forward	Dec-21	100	12,004,200	382,367
LME Nickel Forward	Jan-22	12	1,438,200	(8,114)
LME Nickel Forward	Feb-22	7	837,144	4,123
LME Nickel Forward	Mar-22	66	7,875,252	69,090
LME Nickel Forward - 90 Day Settlement	Dec-21	2	240,072	9,097
LME Nickel Forward - 90 Day Settlement	Dec-21	2	240,076	6,046
LME Nickel Forward - 90 Day Settlement	Dec-21	2	240,082	6,426
LME Nickel Forward - 90 Day Settlement	Dec-21	3	359,982	16,911
LME Nickel Forward - 90 Day Settlement	Dec-21	2	239,860	4,791
LME Nickel Forward - 90 Day Settlement	Jan-22	4	479,645	20,070
LME Nickel Forward - 90 Day Settlement	Jan-22	1	119,904	6,714
LME Nickel Forward - 90 Day Settlement	Jan-22	3	359,666	10,556
LME Nickel Forward - 90 Day Settlement	Jan-22	3	359,192	(9,178)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,651	1,079
LME Nickel Forward - 90 Day Settlement	Feb-22	3	358,884	6,070
LME Nickel Forward - 90 Day Settlement	Feb-22	5	598,118	8,429
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,600	1,070
LME Nickel Forward - 90 Day Settlement	Feb-22	4	477,480	8,688
LME Nickel Forward - 90 Day Settlement	Feb-22	1	119,370	(1,080)
LME Nickel Forward - 90 Day Settlement	Feb-22	2	238,764	(781)
LME Palladium Forward - 90 Day Settlement	Dec-21	2	115,144	7,007
LME Palladium Forward - 90 Day Settlement	Dec-21	2	114,913	6,788
LME Palladium Forward - 90 Day Settlement	Dec-21	1	57,294	3,306
LME Palladium Forward - 90 Day Settlement	Dec-21	2	114,388	(5,804)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,216	1,166
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,217	1,242
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,218	(2,772)
LME Palladium Forward - 90 Day Settlement	Jan-22	3	171,658	1,570
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,169	(1,994)
LME Palladium Forward - 90 Day Settlement	Jan-22	3	171,338	(7,538)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	57,100	(3,505)
LME Palladium Forward - 90 Day Settlement	Jan-22	2	114,175	(5,900)
LME Palladium Forward - 90 Day Settlement	Feb-22	2	114,179	(2,803)
LME Palladium Forward - 90 Day Settlement	Feb-22	4	228,375	(8,325)
LME Palladium Forward - 90 Day Settlement	Feb-22	1	57,084	1,724
LME Palladium Forward - 90 Day Settlement	Feb-22	1	57,054	1,624
LME Palladium Forward - 90 Day Settlement	Feb-22	1	56,888	(338)
LME Palladium Forward - 90 Day Settlement	Feb-22	1	56,888	47
LME Silver Forward - 90 Day Settlement	Dec-21	1	199,525	32,525
LME Silver Forward - 90 Day Settlement	Dec-21	1	199,525	37,850
LME Silver Forward - 90 Day Settlement	Dec-21	1	199,525	31,075
LME Silver Forward - 90 Day Settlement	Dec-21	1	199,225	28,650
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,975	27,725
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,850	29,500
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,831	21,731
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,825	21,445
LME Silver Forward - 90 Day Settlement	Dec-21	7	1,391,350	148,520
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,704	13,557
LME Silver Forward - 90 Day Settlement	Dec-21	1	198,643	13,596
LME Silver Forward - 90 Day Settlement	Jan-22	1	198,521	24,021
LME Silver Forward - 90 Day Settlement	Jan-22	1	198,279	15,354
LME Silver Forward - 90 Day Settlement	Jan-22	2	396,436	31,836
LME Silver Forward - 90 Day Settlement	Jan-22	1	198,096	13,696
LME Silver Forward - 90 Day Settlement	Jan-22	1	197,538	8,088
LME Silver Forward - 90 Day Settlement	Jan-22	1	197,100	8,700
LME Silver Forward - 90 Day Settlement	Jan-22	1	196,900	9,600
LME Silver Forward - 90 Day Settlement	Jan-22	8	1,573,600	63,660
LME Silver Forward - 90 Day Settlement	Jan-22	1	196,675	21,000
LME Silver Forward - 90 Day Settlement	Feb-22	1	196,625	7,925
LME Silver Forward - 90 Day Settlement	Feb-22	1	196,575	7,865
LME Silver Forward - 90 Day Settlement	Feb-22	2	393,100	22,825
LME Zinc Forward	Dec-21	198	15,932,813	867,975
LME Zinc Forward	Jan-22	11	882,406	13,962
LME Zinc Forward	Feb-22	45	3,603,938	(142,144)
LME Zinc Forward	Mar-22	109	8,714,550	(162,253)
LME Zinc Forward - 90 Day Settlement	Dec-21	2	165,125	15,675
LME Zinc Forward - 90 Day Settlement	Dec-21	1	80,352	2,340
LME Zinc Forward - 90 Day Settlement	Dec-21	3	240,888	14,388
LME Zinc Forward - 90 Day Settlement	Dec-21	3	240,895	14,395
LME Zinc Forward - 90 Day Settlement	Dec-21	2	160,601	7,764
LME Zinc Forward - 90 Day Settlement	Dec-21	3	240,908	6,108
LME Zinc Forward - 90 Day Settlement	Dec-21	4	321,257	6,982
LME Zinc Forward - 90 Day Settlement	Dec-21	4	321,266	(16,684)
LME Zinc Forward - 90 Day Settlement	Dec-21	3	240,956	(9,719)
LME Zinc Forward - 90 Day Settlement	Jan-22	4	321,400	2,088
LME Zinc Forward - 90 Day Settlement	Jan-22	2	160,663	1,150
LME Zinc Forward - 90 Day Settlement	Jan-22	3	240,881	(16,781)
LME Zinc Forward - 90 Day Settlement	Jan-22	1	80,275	(3,167)
LME Zinc Forward - 90 Day Settlement	Jan-22	1	80,256	(1,875)
LME Zinc Forward - 90 Day Settlement	Jan-22	2	160,438	(24,150)
LME Zinc Forward - 90 Day Settlement	Jan-22	3	240,600	(9,363)
LME Zinc Forward - 90 Day Settlement	Jan-22	5	400,906	(31,773)
LME Zinc Forward - 90 Day Settlement	Jan-22	2	160,330	(12,245)
LME Zinc Forward - 90 Day Settlement	Feb-22	1	80,125	(4,113)
LME Zinc Forward - 90 Day Settlement	Feb-22	6	480,600	(10,296)
LME Zinc Forward - 90 Day Settlement	Feb-22	2	160,200	(3,850)
LME Zinc Forward - 90 Day Settlement	Feb-22	1	80,013	(3,938)
LME Zinc Forward - 90 Day Settlement	Feb-22	5	400,063	(16,588)
Long Gilt Futures	Mar-22	213	35,772,419	74,982
Low Sulphur Gasoil G Futures	Dec-21	11	659,725	(121,725)
Low Sulphur Gasoil G Futures	Jan-22	183	10,938,825	(1,740,149)
Low Sulphur Gasoil G Futures	Feb-22	21	1,252,650	(226,125)
MAIZE Futures	Jan-22	1	13,439	(14)
Micro E-mini Dow Jones Industrial Index Futures	Dec-21	5	86,143	(1,522)
Micro E-mini Nasdaq 100 Index Futures	Dec-21	3	96,903	657
Micro E-mini S&P 500 Index Futures	Dec-21	3	68,494	(1,248)
Mill Wheat Euro	Dec-21	4	63,396	99
Mill Wheat Euro	Mar-22	36	582,812	9,966
Mill Wheat Euro	May-22	25	402,604	(4,834)
Mill Wheat Euro	Sep-22	4	57,669	(1,191)
Mini FTSE/MIB Pound Futures	Dec-21	5	146,310	(2,075)
Mini TOPIX Index Futures	Dec-21	24	402,566	(31,986)
MSCI EAFE Index Futures	Dec-21	33	3,688,575	(86,735)
MSCI Emerging Markets Index Futures	Dec-21	20	1,212,300	(735)
MSCI Singapore Exchange ETS	Dec-21	35	882,855	(37,426)
MXN Currency Futures	Dec-21	318	7,388,730	(213,393)
Nasdaq 100 E-Mini	Dec-21	208	67,186,079	1,918,216
Natural Gas Futures	Jan-22	166	7,581,220	(893,703)
Natural Gas Futures	Feb-22	62	2,793,720	(252,480)
Natural Gas Futures	Oct-22	8	320,960	9,040
Nikkei 225 (Chicago Mercantile Exchange)	Dec-21	4	553,500	(35,300)
Nikkei 225 (Osaka Securities Exchange)	Dec-21	53	12,880,170	(815,854)
Nikkei 225 (Singapore Exchange)	Dec-21	45	5,488,897	(290,552)
Nikkei 225 Mini	Dec-21	141	3,426,611	(161,631)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-22	130	11,249,238	(1,991,500)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-22	19	1,638,134	(296,528)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-22	1	85,016	(4,234)
NY Harbor Ultra-Low Sulfur Diesel Futures	Dec-22	1	84,239	(4,171)
NZD Currency Futures	Dec-21	5	341,000	(15,740)
OAT Futures	Mar-22	1	35,700	(3,125)
OMX Stockholm 30 Index Futures	Dec-21	891	22,167,522	(1,189,057)
Palm Oil Futures	Jan-22	4	117,132	(1,448)
Palm Oil Futures	Feb-22	33	915,208	(30,500)
Palm Oil Futures	Mar-22	12	317,630	(15,440)
Rapeseed Euro	Feb-22	7	255,923	(2,382)
Rapeseed Euro	May-22	4	140,344	(9,796)
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-22	14	707,000	(1,738)
Red Wheat Futures (Minneapolis Grain Exchange)	May-22	5	250,000	(9,888)
Rough Rice Futures	Jan-22	6	168,420	(5,720)
RUB Currency Futures	Dec-21	2	67,125	(1,200)
Russell 2000 E-Mini	Dec-21	113	12,414,745	(890,365)
S&P 500 E-Mini Futures	Dec-21	248	56,621,499	(711,138)
S&P Mid 400 E-Mini	Dec-21	34	9,201,080	(298,225)
S&P/TSX 60 IX Futures	Dec-21	89	17,361,775	(24,973)
SA Rand Currency Futures	Dec-21	2	62,675	(7,188)
SGX Nifty 50	Dec-21	242	8,258,734	(192,938)
Short BTP Future	Dec-21	152	19,613,682	51,397
Soybean Futures	Jan-22	2	121,725	(5,150)
Soybean Oil Futures	Jan-22	52	1,722,552	(177,156)
Soybean Oil Futures	Mar-22	37	1,228,104	(79,464)
SPI 200 Futures	Dec-21	119	15,334,986	(300,912)
STOXX Dividend Futures	Dec-22	3	38,446	(215)
STOXX Europe 600 Banks Index	Dec-21	2	15,548	(162)
STOXX Europe 600 Index	Dec-21	48	1,262,112	(12,753)
STOXX Europe 600 Institutional Index	Dec-21	1	17,238	(204)
STOXX Europe 600 Utilities Index	Dec-21	1	21,837	408
Sugar No. 11 (World)	Mar-22	732	15,249,024	(1,145,710)
Sugar No. 11 (World)	May-22	133	2,722,989	(191,117)
Topix Index Futures	Dec-21	134	22,476,578	(1,513,291)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-22	1,541	201,582,062	260,023
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-22	64	7,769,500	7,645
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-22	392	63,552,999	1,108,387
U.S. Treasury Ultra 10-Year Notes	Mar-22	126	18,508,219	23,016
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-22	71	14,239,938	158,395
USD/NOK Futures	Dec-21	3	300,663	15,545
USD/SEK Futures	Dec-21	5	501,084	22,686
Wheat (Chicago Board of Trade)	Mar-22	771	30,348,488	(515,313)
Wheat (Chicago Board of Trade)	May-22	49	1,944,688	(99,013)
Wheat (Chicago Board of Trade)	Dec-22	30	1,185,750	(89,213)
White Sugar ICE	Mar-22	32	776,960	(34,985)
White Sugar ICE	May-22	15	363,375	(16,925)
WTI Crude Futures	Jan-22	1	66,180	(4,220)
WTI Crude Futures	Jan-22	493	32,626,740	(5,031,160)
WTI Crude Futures	Feb-22	1	65,850	(4,330)
WTI Crude Futures	Feb-22	35	2,304,750	(411,550)
WTI Crude Futures IPE	Mar-22	1	65,490	(4,150)
WTI Crude Futures IPE	Dec-22	3	187,500	(10,600)
				$(36,030,923)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Mar-22	80	$(22,802,123)	$(7,216)
3-Month Euro Euribor	Sep-22	76	(21,643,701)	(10,349)
3-Month Euro Euribor	Dec-22	160	(45,536,200)	(21,236)
3-Month Euro Euribor	Mar-23	94	(26,725,866)	(8,236)
3-Month Euro Euribor	Jun-23	94	(26,708,543)	(6,904)
3-Month Euro Euribor	Sep-23	94	(26,693,885)	(7,088)
3-Month Euro Euribor	Dec-23	128	(36,327,345)	(17,961)
3-Month Euro Euribor	Mar-24	76	(21,560,742)	(4,210)
3-Month Euro Euribor	Jun-24	68	(19,285,407)	(5,500)
3-Month Euro Euribor	Sep-24	60	(17,012,282)	(9,129)
3-Month Euro Euribor	Dec-24	57	(16,156,820)	(7,202)
3-Month SOFR Futures	Sep-22	8	(1,991,000)	263
90-DAY Bank Bill	Jun-22	145	(103,281,731)	(65,972)
90-DAY Bank Bill	Sep-22	23	(16,368,101)	(9,242)
90-DAY Bank Bill	Dec-22	28	(19,908,742)	(9,105)
90-DAY Eurodollar Futures	Sep-22	266	(66,061,100)	120,450
90-DAY Eurodollar Futures	Dec-22	1,326	(328,433,624)	278,413
90-DAY Eurodollar Futures	Mar-23	131	(32,381,563)	53,363
90-DAY Eurodollar Futures	Jun-23	137	(33,797,900)	57,363
90-DAY Eurodollar Futures	Sep-23	371	(91,381,937)	226,250
90-DAY Eurodollar Futures	Dec-23	233	(57,341,300)	40,300
90-DAY Eurodollar Futures	Mar-24	318	(78,224,024)	16,788
90-DAY Eurodollar Futures	Jun-24	316	(77,712,299)	(42,758)
90-DAY Eurodollar Futures	Sep-24	310	(76,217,374)	80,225
90-DAY Eurodollar Futures	Dec-24	53	(13,028,063)	(3,600)
90-DAY Eurodollar Futures	Mar-25	56	(13,765,500)	(9,800)
90-DAY Eurodollar Futures	Jun-25	4	(983,250)	(1,625)
90-DAY Eurodollar Futures	Dec-25	4	(983,050)	(1,050)
90-DAY Sterling Futures	Mar-22	1,128	(186,387,931)	(20,889)
90-DAY Sterling Futures	Sep-22	166	(27,285,929)	9,609
90-DAY Sterling Futures	Dec-22	63	(10,345,030)	8,570
90-DAY Sterling Futures	Mar-23	2	(328,231)	(183)
90-DAY Sterling Futures	Jun-23	186	(30,511,547)	37,538
90-DAY Sterling Futures	Sep-23	556	(91,174,209)	223,173
90-DAY Sterling Futures	Dec-23	197	(32,304,531)	65,400
90-DAY Sterling Futures	Mar-24	192	(31,495,791)	46,473
90-DAY Sterling Futures	Sep-24	355	(58,272,765)	177,897
AUD/USD Currency Futures	Dec-21	1,548	(110,225,339)	2,977,396
Australian 10-Year Bond Futures	Dec-21	544	(54,054,184)	(426,987)
Australian 3-Year Bond Futures	Dec-21	767	(62,656,522)	1,960
Bank Acceptance Futures	Jun-22	19	(3,670,193)	(2,622)
Bank Acceptance Futures	Dec-22	1	(192,092)	(225)
Bank Acceptance Futures	Mar-23	12	(2,301,225)	685
Bank Acceptance Futures	Sep-23	75	(14,353,301)	(5,597)
Brent Crude Futures	Feb-22	220	(15,230,600)	1,769,960
CAC40 10 Euro Futures	Dec-21	50	(3,808,293)	30,604
CAD Currency Futures	Dec-21	322	(25,185,230)	89,245
Canadian 10-Year Bond Futures	Mar-22	525	(58,013,230)	(873,842)
Canadian 5-Year Bond Futures	Mar-22	3	(285,451)	(204)
Cattle Feeder Futures	Jan-22	1	(82,425)	(4,700)
Cocoa Futures	Mar-22	56	(1,313,760)	48,370
Cocoa Futures	May-22	23	(544,870)	13,460
Cocoa Futures ICE	Dec-21	17	(361,293)	18,526
Cocoa Futures ICE	Mar-22	36	(783,285)	22,277
Cocoa Futures ICE	May-22	8	(175,978)	1,609
Copper Futures	Mar-22	22	(2,354,000)	8,013
DAX Index Futures	Dec-21	12	(5,152,082)	64,955
DAX-Mini Futures	Dec-21	2	(171,736)	6,481
DJIA Mini E-CBOT	Dec-21	37	(6,374,545)	89,525
EUR Foreign Exchange Currency Futures	Dec-21	3,218	(455,608,462)	10,094,090
Euro E-Mini Futures	Dec-21	3	(212,372)	2,672
Euro STOXX 50	Dec-21	110	(5,086,078)	185,816
Euro/CHF 3-Month Futures ICE	Dec-22	1	(274,032)	(272)
Euro/GBP Futures	Dec-21	1	(141,764)	(831)
Euro/JPY Futures	Dec-21	120	(16,999,160)	174,946
Euro-Bobl Futures	Dec-21	630	(96,812,057)	(623,015)
Euro-BTP Futures	Dec-21	77	(13,238,523)	(225,243)
Euro-Bund Futures	Dec-21	1,071	(209,363,397)	(1,138,450)
Euro-Oat Futures	Dec-21	163	(31,105,981)	(412,731)
FTSE 100 Index Futures	Dec-21	60	(5,649,213)	(7,880)
FTSE China A50 Index	Dec-21	196	(3,017,224)	55,208
Gasoline RBOB Futures	Jan-22	10	(814,842)	22,999
GBP Currency Futures	Dec-21	328	(27,228,100)	571,200
Gold 100 Oz Futures	Feb-22	200	(35,530,000)	287,120
Hang Seng China Enterprises Index Futures	Dec-21	198	(10,650,308)	428,706
Hang Seng Index Futures	Dec-21	388	(93,579,509)	2,213,825
Ice Three Miont SONIA Index Futures	Sep-22	42	(13,824,793)	12,751
Ice Three Miont SONIA Index Futures	Dec-22	48	(15,783,006)	20,498
Ice Three Miont SONIA Index Futures	Mar-23	52	(17,087,883)	26,749
Ice Three Miont SONIA Index Futures	Jun-23	52	(17,080,103)	30,988
Ice Three Miont SONIA Index Futures	Sep-23	52	(17,074,051)	36,224
Ice Three Miont SONIA Index Futures	Dec-23	48	(15,761,461)	31,054
Ice Three Miont SONIA Index Futures	Mar-24	42	(13,796,166)	26,200
Ice Three Miont SONIA Index Futures	Jun-24	38	(12,486,667)	19,633
Ice Three Miont SONIA Index Futures	Sep-24	33	(10,846,976)	14,496
Ice Three Miont SONIA Index Futures	Dec-24	21	(6,904,367)	3,441
JPY Currency Futures	Dec-21	1,523	(168,329,574)	2,070,264
LME Aluminum Forward	Dec-21	1,582	(104,431,774)	6,517,369
LME Aluminum Forward	Jan-22	20	(1,310,250)	(3,512)
LME Aluminum Forward	Mar-22	320	(21,012,000)	203,675
LME Aluminum Forward - 90 Day Settlement	Dec-21	3	(197,606)	21,360
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,885)	7,496
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,905)	3,245
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,912)	3,288
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,932)	10,615
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(66,013)	5,963
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,863)	6,488
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,831)	2,566
LME Aluminum Forward - 90 Day Settlement	Dec-21	2	(131,450)	15,875
LME Aluminum Forward - 90 Day Settlement	Dec-21	1	(65,713)	7,475
LME Aluminum Forward - 90 Day Settlement	Dec-21	3	(196,913)	11,038
LME Aluminum Forward - 90 Day Settlement	Jan-22	2	(131,238)	(2,158)
LME Aluminum Forward - 90 Day Settlement	Jan-22	10	(655,855)	(11,430)
LME Aluminum Forward - 90 Day Settlement	Jan-22	1	(65,536)	2,868
LME Aluminum Forward - 90 Day Settlement	Jan-22	1	(65,519)	2,866
LME Aluminum Forward - 90 Day Settlement	Jan-22	6	(393,117)	42,416
LME Aluminum Forward - 90 Day Settlement	Jan-22	3	(196,643)	22,469
LME Aluminum Forward - 90 Day Settlement	Jan-22	6	(393,413)	9,663
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	(65,590)	(1,514)
LME Aluminum Forward - 90 Day Settlement	Feb-22	2	(131,213)	(3,800)
LME Aluminum Forward - 90 Day Settlement	Feb-22	1	(65,606)	(769)
LME Copper Forward	Dec-21	490	(116,650,624)	(530,478)
LME Copper Forward	Mar-22	104	(24,537,500)	436,431
LME Copper Forward - 90 Day Settlement	Dec-21	1	(241,563)	(4,313)
LME Copper Forward - 90 Day Settlement	Dec-21	2	(476,010)	(21,904)
LME Copper Forward - 90 Day Settlement	Dec-21	1	(237,463)	(3,175)
LME Copper Forward - 90 Day Settlement	Dec-21	2	(474,375)	(775)
LME Copper Forward - 90 Day Settlement	Dec-21	2	(473,925)	200
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,896)	(9,483)
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,786)	(172)
LME Copper Forward - 90 Day Settlement	Dec-21	1	(236,790)	(11,377)
LME Copper Forward - 90 Day Settlement	Dec-21	2	(473,587)	(17,062)
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,809)	(164)
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,813)	313
LME Copper Forward - 90 Day Settlement	Jan-22	5	(1,184,063)	12,952
LME Copper Forward - 90 Day Settlement	Jan-22	5	(1,184,063)	15,293
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,813)	2,313
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,400)	13,575
LME Copper Forward - 90 Day Settlement	Jan-22	1	(236,381)	4,831
LME Copper Forward - 90 Day Settlement	Feb-22	2	(472,748)	1,385
LME Copper Forward - 90 Day Settlement	Feb-22	1	(236,370)	2,618
LME Copper Forward - 90 Day Settlement	Feb-22	2	(472,733)	6,543
LME Copper Forward - 90 Day Settlement	Feb-22	1	(236,363)	(713)
LME Copper Forward - 90 Day Settlement	Feb-22	2	(472,175)	9,700
LME Copper Forward - 90 Day Settlement	Feb-22	1	(236,063)	550
LME Copper Forward - 90 Day Settlement	Feb-22	2	(472,125)	8,013
LME Lead Forward	Dec-21	278	(15,972,838)	(191,214)
LME Lead Forward	Jan-22	19	(1,087,275)	(16,207)
LME Lead Forward	Feb-22	23	(1,312,006)	(7,637)
LME Lead Forward	Mar-22	7	(397,994)	611
LME Nickel Forward	Dec-21	100	(12,004,200)	(454,277)
LME Nickel Forward	Jan-22	2	(239,700)	781
LME Nickel Forward	Mar-22	6	(715,932)	(11,141)
LME Nickel Forward - 90 Day Settlement	Dec-21	2	(240,072)	(10,760)
LME Nickel Forward - 90 Day Settlement	Dec-21	2	(240,076)	(11,385)
LME Nickel Forward - 90 Day Settlement	Dec-21	2	(240,082)	(1,882)
LME Nickel Forward - 90 Day Settlement	Dec-21	3	(359,982)	(7,794)
LME Nickel Forward - 90 Day Settlement	Dec-21	2	(239,860)	(12,910)
LME Nickel Forward - 90 Day Settlement	Jan-22	4	(479,645)	(45,455)
LME Nickel Forward - 90 Day Settlement	Jan-22	1	(119,904)	252
LME Nickel Forward - 90 Day Settlement	Jan-22	3	(359,666)	(3,906)
LME Nickel Forward - 90 Day Settlement	Jan-22	3	(359,192)	(5,752)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	(119,651)	(2,067)
LME Nickel Forward - 90 Day Settlement	Feb-22	3	(358,884)	(5,672)
LME Nickel Forward - 90 Day Settlement	Feb-22	3	(358,871)	(4,950)
LME Nickel Forward - 90 Day Settlement	Feb-22	1	(119,370)	(4,170)
LME Nickel Forward - 90 Day Settlement	Feb-22	2	(238,740)	(840)
LME Palladium Forward - 90 Day Settlement	Dec-21	2	(115,144)	3,324
LME Palladium Forward - 90 Day Settlement	Dec-21	2	(114,913)	(3,775)
LME Palladium Forward - 90 Day Settlement	Dec-21	1	(57,294)	(2,731)
LME Palladium Forward - 90 Day Settlement	Dec-21	2	(114,388)	(8,263)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,216)	1,384
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,217)	(1,060)
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,218)	(1,256)
LME Palladium Forward - 90 Day Settlement	Jan-22	3	(171,658)	7,444
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,169)	2,595
LME Palladium Forward - 90 Day Settlement	Jan-22	3	(171,338)	2,034
LME Palladium Forward - 90 Day Settlement	Jan-22	1	(57,100)	1,930
LME Palladium Forward - 90 Day Settlement	Jan-22	2	(114,175)	1,089
LME Palladium Forward - 90 Day Settlement	Feb-22	2	(114,179)	4,846
LME Palladium Forward - 90 Day Settlement	Feb-22	1	(57,094)	(1,769)
LME Palladium Forward - 90 Day Settlement	Feb-22	1	(57,084)	1,191
LME Palladium Forward - 90 Day Settlement	Feb-22	2	(113,825)	(2,025)
LME Palladium Forward - 90 Day Settlement	Feb-22	2	(113,788)	(188)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(199,525)	(19,758)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(199,525)	(20,268)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(199,525)	(20,523)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(199,225)	(20,930)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,975)	(21,480)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,850)	(21,355)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,831)	(13,750)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,825)	(18,375)
LME Silver Forward - 90 Day Settlement	Dec-21	7	(1,391,350)	(155,823)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,704)	(31,004)
LME Silver Forward - 90 Day Settlement	Dec-21	1	(198,643)	(31,818)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(198,521)	(7,971)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(198,279)	(7,789)
LME Silver Forward - 90 Day Settlement	Jan-22	2	(396,436)	(15,486)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(198,096)	(7,651)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(197,538)	(7,683)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(197,100)	(7,805)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(196,900)	(8,018)
LME Silver Forward - 90 Day Settlement	Jan-22	8	(1,573,600)	(153,075)
LME Silver Forward - 90 Day Settlement	Jan-22	1	(196,675)	(8,080)
LME Silver Forward - 90 Day Settlement	Feb-22	1	(196,625)	(12,675)
LME Silver Forward - 90 Day Settlement	Feb-22	1	(196,575)	(10,450)
LME Silver Forward - 90 Day Settlement	Feb-22	1	(196,550)	(7,965)
LME Silver Forward - 90 Day Settlement	Feb-22	1	(195,131)	1,294
LME Zinc Forward	Dec-21	198	(15,932,813)	791,634
LME Zinc Forward	Jan-22	4	(320,875)	2,103
LME Zinc Forward	Feb-22	29	(2,322,538)	73,819
LME Zinc Forward	Mar-22	35	(2,798,250)	21,502
LME Zinc Forward - 90 Day Settlement	Dec-21	2	(165,125)	(16,186)
LME Zinc Forward - 90 Day Settlement	Dec-21	1	(80,352)	4,111
LME Zinc Forward - 90 Day Settlement	Dec-21	3	(240,888)	(15,901)
LME Zinc Forward - 90 Day Settlement	Dec-21	3	(240,895)	(13,482)
LME Zinc Forward - 90 Day Settlement	Dec-21	2	(160,601)	6,510
LME Zinc Forward - 90 Day Settlement	Dec-21	3	(240,908)	3,461
LME Zinc Forward - 90 Day Settlement	Dec-21	4	(321,257)	(16,982)
LME Zinc Forward - 90 Day Settlement	Dec-21	4	(321,266)	(20,541)
LME Zinc Forward - 90 Day Settlement	Dec-21	3	(240,956)	(15,406)
LME Zinc Forward - 90 Day Settlement	Jan-22	4	(321,400)	7,312
LME Zinc Forward - 90 Day Settlement	Jan-22	2	(160,663)	7,023
LME Zinc Forward - 90 Day Settlement	Jan-22	3	(240,881)	9,230
LME Zinc Forward - 90 Day Settlement	Jan-22	1	(80,275)	13,950
LME Zinc Forward - 90 Day Settlement	Jan-22	1	(80,256)	14,769
LME Zinc Forward - 90 Day Settlement	Jan-22	1	(80,219)	1,678
LME Zinc Forward - 90 Day Settlement	Jan-22	3	(240,600)	26,963
LME Zinc Forward - 90 Day Settlement	Jan-22	5	(400,906)	17,146
LME Zinc Forward - 90 Day Settlement	Jan-22	2	(160,330)	3,238
LME Zinc Forward - 90 Day Settlement	Feb-22	1	(80,125)	1,957
LME Zinc Forward - 90 Day Settlement	Feb-22	4	(320,350)	400
LME Zinc Forward - 90 Day Settlement	Feb-22	3	(240,038)	2,575
LME Zinc Forward - 90 Day Settlement	Feb-22	1	(80,013)	(463)
Long Gilt Futures	Mar-22	1,238	(207,916,691)	(1,367,850)
Micro E-mini Russell 200 Index Futures	Dec-21	1	(10,987)	(428)
Micro EUR/USD Futures	Dec-21	11	(155,739)	1,472
Milk Futures	Dec-21	1	(36,020)	1,160
Mini H-Shares Index Futures	Dec-21	15	(161,368)	3,634
Mini HSI Index Futures	Dec-21	50	(1,505,194)	45,819
MSCI Emerging Markets Index Futures	Dec-21	66	(4,000,590)	86,235
MXN Currency Futures	Dec-21	239	(5,553,165)	(60,120)
Nasdaq 100 E-Mini	Dec-21	35	(11,305,350)	51,520
Natural Gas Futures	Jan-22	127	(5,800,090)	96,310
Natural Gas Futures ICE	Jan-22	5	(491,256)	4,886
New Zealand 3-Month Bank Bill Futures	Mar-22	8	(538,466)	(764)
New Zealand 3-Month Bank Bill Futures	Jun-22	10	(669,670)	(2,539)
Nikkei 225 (Singapore Exchange)	Dec-21	24	(326,737,025)	88,666
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-22	210	(18,171,846)	1,635,005
NY Harbor Ultra-Low Sulfur Diesel Futures	Mar-22	1	(85,760)	9,769
NZD Currency Futures	Dec-21	208	(14,185,600)	23,215
Orange Juice Futures	Jan-22	5	(92,175)	(1,583)
Palladium Futures	Mar-22	12	(2,046,600)	181,460
Platinum Futures	Jan-22	169	(7,835,685)	485,320
Russell 2000 E-Mini	Dec-21	25	(2,746,625)	52,894
S&P 500 E-Mini Futures	Dec-21	219	(50,000,438)	431,857
SGX Iron Ore 62% Futures	Dec-21	8	(81,800)	(6,355)
SGX Iron Ore 62% Futures	Jan-22	53	(540,971)	6,214
SGX Iron Ore 62% Futures	Feb-22	14	(142,520)	(6,315)
SGX Iron Ore 62% Futures	Mar-22	9	(91,368)	(3,153)
Silver Futures	Mar-22	239	(27,263,925)	633,889
Soybean Futures	Jan-22	259	(15,763,388)	414,463
Soybean Futures	Mar-22	89	(5,457,925)	41,825
Soybean Futures	Nov-22	10	(604,500)	6,775
Soybean Meal Futures	Jan-22	28	(957,040)	570
Soybean Meal Futures	Mar-22	63	(2,148,930)	44,610
Soybean Oil Futures	Jan-22	10	(331,260)	15,840
Sugar No. 11 (World)	Mar-22	22	(458,304)	15,691
Swiss Federal Bond Futures	Dec-21	1	(180,698)	(2,157)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-22	1,244	(162,730,749)	(1,794,959)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-22	687	(150,270,515)	(252,657)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-22	1,656	(201,035,812)	(1,335,582)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-22	33	(5,350,125)	(80,023)
U.S. Treasury Ultra 10-Year Notes	Mar-22	45	(6,610,078)	(46,172)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-22	29	(5,816,313)	(204,391)
USD/CNH Futures	Dec-21	1	(100,193)	2,076
WTI Crude Futures	Jan-22	95	(6,287,100)	290,600
				$24,707,924
Total Futures Contracts				$(11,322,999)
Forward foreign currency contracts outstanding as of November 30, 2021 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	14,600,149	EUR	9,375,000	Dec 20 2021	BOA	$ (230,704)
AUD	1,371,993	GBP	750,000	Dec 20 2021	BOA	(19,631)
AUD	14,000,000	JPY	1,134,731,799	Dec 01 2021	BOA	(58,878)
AUD	600,000	JPY	48,366,958	Dec 02 2021	BOA	(185)
AUD	28,400,000	JPY	2,330,586,024	Dec 20 2021	BOA	(376,311)
AUD	8,200,000	NZD	8,578,809	Dec 02 2021	BOA	(9,530)
AUD	200,000	NZD	208,947	Dec 20 2021	BOA	34
AUD	26,620,081	USD	18,972,132	Dec 01 2021	BOA	4,046
AUD	26,620,081	USD	18,958,822	Dec 02 2021	BOA	17,415
AUD	2,163,000	USD	1,592,990	Dec 15 2021	BOA	(50,801)
AUD	28,776,000	USD	21,198,526	Dec 17 2021	BOA	(680,764)
AUD	10,700,000	USD	7,870,339	Dec 20 2021	BOA	(240,576)
BRL	26,894,476	USD	4,812,286	Dec 02 2021	BOA	(30,482)
BRL	17,000,521	USD	3,200,000	Dec 15 2021	BOA	(185,915)
BRL	563,171	USD	100,000	Jan 04 2022	BOA	(590)
CAD	25,613,773	AUD	27,800,000	Dec 20 2021	BOA	232,991
CAD	16,350,640	EUR	11,375,000	Dec 01 2021	BOA	(101,159)
CAD	37,320,616	EUR	25,875,000	Dec 20 2021	BOA	(147,768)
CAD	10,200,000	JPY	909,347,424	Dec 01 2021	BOA	(60,219)
CAD	200,000	JPY	17,662,887	Dec 02 2021	BOA	300
CAD	21,800,000	JPY	1,953,995,434	Dec 20 2021	BOA	(224,337)
CAD	52,878,761	USD	41,363,236	Dec 01 2021	BOA	30,696
CAD	137,383,000	USD	109,988,082	Dec 15 2021	BOA	(2,425,974)
CAD	28,361,000	USD	22,672,224	Dec 17 2021	BOA	(466,415)
CAD	12,700,000	USD	10,137,936	Dec 20 2021	BOA	(193,574)
CHF	21,055,165	EUR	20,000,000	Dec 20 2021	BOA	253,875
CHF	12,000,000	JPY	1,486,113,795	Dec 20 2021	BOA	(69,901)
CHF	26,518,574	USD	28,708,814	Dec 01 2021	BOA	177,665
CHF	22,268,574	USD	24,226,038	Dec 02 2021	BOA	31,551
CHF	45,082,000	USD	48,749,309	Dec 15 2021	BOA	388,040
CHF	14,145,000	USD	15,417,303	Dec 17 2021	BOA	1,881
CHF	7,875,000	USD	8,572,054	Dec 20 2021	BOA	13,806
CLP	162,670,112	USD	200,000	Dec 03 2021	BOA	(3,451)
CLP	796,080,000	USD	1,000,000	Dec 06 2021	BOA	(38,422)
CLP	827,540,000	USD	1,000,000	Dec 13 2021	BOA	(1,259)
CLP	1,783,242,387	USD	2,200,000	Dec 15 2021	BOA	(48,367)
CLP	830,600,000	USD	1,000,000	Dec 20 2021	BOA	1,577
CLP	325,220,050	USD	400,000	Dec 27 2021	BOA	(8,169)
CLP	162,217,840	USD	200,000	Dec 30 2021	BOA	(4,629)
CLP	169,262,036	USD	200,000	Jan 03 2022	BOA	3,774
CNH	1,000,000	USD	156,838	Dec 02 2021	BOA	214
CNH	244,015,564	USD	37,681,006	Dec 15 2021	BOA	603,230
CNH	122,732,124	USD	19,200,000	Dec 20 2021	BOA	47,293
COP	9,066,548,163	USD	2,400,000	Dec 15 2021	BOA	(134,665)
CZK	230,002,741	EUR	9,050,000	Dec 15 2021	BOA	(47,580)
EUR	11,375,000	CAD	16,505,064	Dec 01 2021	BOA	(19,725)
EUR	14,500,000	CAD	20,834,670	Dec 20 2021	BOA	144,899
EUR	5,550,000	CZK	142,318,508	Dec 15 2021	BOA	(27,135)
EUR	900,000	GBP	764,923	Dec 01 2021	BOA	3,397
EUR	225,635	GBP	191,599	Dec 02 2021	BOA	1,085
EUR	1,300,000	GBP	1,094,930	Dec 20 2021	BOA	18,714
EUR	400,000	HUF	147,066,972	Dec 01 2021	BOA	(4,103)
EUR	9,300,000	HUF	3,357,951,656	Dec 15 2021	BOA	105,996
EUR	1,400,000	HUF	514,815,690	Dec 20 2021	BOA	(12,505)
EUR	6,800,000	JPY	886,696,150	Dec 20 2021	BOA	(129,218)
EUR	10,336,676	NOK	106,174,357	Dec 01 2021	BOA	(15,967)
EUR	1,652,840	NOK	17,000,000	Dec 02 2021	BOA	(5,012)
EUR	14,119,760	NOK	142,622,772	Dec 15 2021	BOA	254,959
EUR	23,250,000	NOK	235,812,668	Dec 20 2021	BOA	321,154
EUR	812,694	PLN	3,807,887	Dec 01 2021	BOA	(5,401)
EUR	961,538	PLN	4,500,000	Dec 02 2021	BOA	(5,039)
EUR	22,066,615	PLN	102,369,977	Dec 15 2021	BOA	138,358
EUR	1,600,000	PLN	7,452,821	Dec 20 2021	BOA	3,932
EUR	971,313	SEK	10,000,000	Dec 01 2021	BOA	(7,626)
EUR	1,167,060	SEK	12,000,000	Dec 02 2021	BOA	(7,452)
EUR	24,077,345	SEK	245,304,023	Dec 15 2021	BOA	97,058
EUR	6,250,000	SEK	64,449,806	Dec 20 2021	BOA	(61,046)
EUR	51,667,623	USD	58,224,244	Dec 01 2021	BOA	372,863
EUR	51,544,850	USD	58,379,707	Dec 02 2021	BOA	79,251
EUR	186,367,000	USD	214,663,402	Dec 15 2021	BOA	(3,180,248)
EUR	47,121,000	USD	54,361,177	Dec 17 2021	BOA	(883,639)
GBP	2,000,000	CHF	2,471,192	Dec 20 2021	BOA	(33,071)
GBP	761,561	EUR	900,000	Dec 01 2021	BOA	(7,869)
GBP	13,708,712	EUR	16,100,000	Dec 20 2021	BOA	(34,276)
GBP	7,125,000	JPY	1,077,409,945	Dec 01 2021	BOA	(55,811)
GBP	250,000	JPY	37,841,043	Dec 02 2021	BOA	(2,288)
GBP	13,625,000	JPY	2,068,161,605	Dec 20 2021	BOA	(175,272)
GBP	6,358,429	USD	8,459,642	Dec 01 2021	BOA	(3,265)
GBP	4,477,215	USD	5,949,323	Dec 02 2021	BOA	5,144
GBP	14,477,000	USD	19,759,564	Dec 17 2021	BOA	(498,674)
GBP	7,500,000	USD	10,065,008	Dec 20 2021	BOA	(85,542)
HUF	147,317,086	EUR	400,000	Dec 01 2021	BOA	4,882
HUF	2,836,870,495	EUR	8,100,000	Dec 15 2021	BOA	(365,476)
HUF	73,008,960	EUR	200,000	Dec 20 2021	BOA	118
HUF	1,771,500,000	USD	5,670,407	Dec 15 2021	BOA	(158,874)
IDR	35,758,620,000	USD	2,500,000	Dec 31 2021	BOA	(11,268)
ILS	20,041,906	USD	6,300,000	Dec 15 2021	BOA	62,657
ILS	27,925,639	USD	9,000,000	Dec 20 2021	BOA	(131,437)
INR	112,546,500	USD	1,500,000	Dec 03 2021	BOA	(2,895)
INR	1,758,954,750	USD	23,700,000	Dec 08 2021	BOA	(314,343)
INR	1,765,318,200	USD	23,700,000	Dec 13 2021	BOA	(241,605)
INR	1,280,065,890	USD	17,250,000	Dec 15 2021	BOA	(243,309)
INR	1,767,759,300	USD	23,700,000	Dec 20 2021	BOA	(225,780)
INR	179,107,200	USD	2,400,000	Dec 22 2021	BOA	(22,101)
INR	1,966,269,600	USD	26,100,000	Dec 27 2021	BOA	(8,199)
INR	425,893,930	USD	5,700,000	Dec 31 2021	BOA	(50,828)
JPY	1,125,198,937	AUD	14,000,000	Dec 01 2021	BOA	(25,458)
JPY	1,248,990,956	AUD	15,400,000	Dec 20 2021	BOA	73,265
JPY	900,285,466	CAD	10,200,000	Dec 01 2021	BOA	(19,951)
JPY	1,049,392,526	CAD	11,800,000	Dec 20 2021	BOA	48,193
JPY	3,208,912,850	EUR	25,018,227	Dec 01 2021	BOA	15,197
JPY	1,073,794,561	GBP	7,125,000	Dec 01 2021	BOA	23,826
JPY	37,574,606	GBP	250,000	Dec 02 2021	BOA	(69)
JPY	1,115,205,706	GBP	7,375,000	Dec 20 2021	BOA	57,186
JPY	15,535,376	NZD	200,000	Dec 01 2021	BOA	940
JPY	15,366,060	NZD	200,000	Dec 20 2021	BOA	(474)
JPY	1,293,252,252	USD	11,443,010	Dec 01 2021	BOA	(1,797)
JPY	87,093,480	USD	770,057	Dec 02 2021	BOA	449
JPY	14,667,400,000	USD	128,971,756	Dec 15 2021	BOA	824,337
JPY	8,538,432,000	USD	75,799,703	Dec 17 2021	BOA	(235,894)
JPY	1,650,000,000	USD	14,551,086	Dec 20 2021	BOA	52,534
KRW	941,848,000	USD	800,000	Dec 03 2021	BOA	(7,192)
KRW	15,555,804,000	USD	13,200,000	Dec 06 2021	BOA	(106,771)
KRW	15,556,200,000	USD	13,200,000	Dec 13 2021	BOA	(107,458)
KRW	6,425,858,889	USD	5,450,000	Dec 15 2021	BOA	(41,909)
KRW	17,367,722,000	USD	14,600,000	Dec 20 2021	BOA	16,272
KRW	38,051,840,000	USD	32,000,000	Dec 27 2021	BOA	21,578
KRW	118,740,000	USD	100,000	Dec 30 2021	BOA	(80)
MXN	28,500,000	USD	1,326,498	Dec 01 2021	BOA	2,320
MXN	475,380,000	USD	22,710,521	Dec 15 2021	BOA	(614,801)
MXN	252,512,000	USD	12,377,169	Dec 17 2021	BOA	(645,312)
MXN	190,500,000	USD	9,233,901	Dec 20 2021	BOA	(388,733)
NOK	105,742,871	EUR	10,337,913	Dec 01 2021	BOA	(33,141)
NOK	17,000,000	EUR	1,653,200	Dec 02 2021	BOA	4,603
NOK	319,390,182	EUR	31,838,836	Dec 15 2021	BOA	(819,436)
NOK	332,730,388	EUR	33,000,000	Dec 20 2021	BOA	(673,781)
NOK	119,500,000	SEK	120,323,435	Dec 20 2021	BOA	(147,542)
NOK	39,410,075	USD	4,351,599	Dec 01 2021	BOA	5,700
NOK	52,104,476	USD	6,000,000	Dec 20 2021	BOA	(239,693)
NZD	35,625,373	AUD	34,200,000	Dec 20 2021	BOA	(77,046)
NZD	200,000	JPY	15,370,916	Dec 01 2021	BOA	515
NZD	200,000	JPY	15,528,000	Dec 02 2021	BOA	(877)
NZD	13,400,000	JPY	1,076,971,180	Dec 20 2021	BOA	(388,174)
NZD	26,387,000	USD	18,278,026	Dec 15 2021	BOA	(271,459)
NZD	23,666,000	USD	16,853,651	Dec 17 2021	BOA	(704,218)
NZD	12,000,000	USD	8,465,493	Dec 20 2021	BOA	(277,058)
PHP	76,188,005	USD	1,500,000	Dec 15 2021	BOA	11,476
PHP	50,590,760	USD	1,000,000	Dec 29 2021	BOA	3,228
PLN	3,818,550	EUR	812,889	Dec 01 2021	BOA	7,775
PLN	4,500,000	EUR	961,545	Dec 02 2021	BOA	5,032
PLN	40,646,746	EUR	8,843,855	Dec 15 2021	BOA	(148,151)
PLN	212,700,000	USD	53,717,438	Dec 15 2021	BOA	(1,976,881)
RUB	1,099,468,675	USD	14,950,000	Dec 15 2021	BOA	(156,394)
RUB	1,105,460,098	USD	15,100,000	Dec 20 2021	BOA	(248,150)
RUB	259,859,913	USD	3,500,000	Dec 30 2021	BOA	(19,255)
SEK	10,000,000	EUR	972,743	Dec 01 2021	BOA	6,005
SEK	12,000,000	EUR	1,169,135	Dec 02 2021	BOA	5,099
SEK	280,137,838	EUR	27,878,452	Dec 15 2021	BOA	(544,391)
SEK	150,159,677	EUR	15,000,000	Dec 20 2021	BOA	(355,297)
SEK	6,539,349	NOK	6,500,000	Dec 20 2021	BOA	7,421
SEK	193,530,000	USD	22,163,600	Dec 15 2021	BOA	(684,629)
SEK	89,226,167	USD	10,200,000	Dec 20 2021	BOA	(293,875)
SGD	4,443,835	USD	3,300,000	Dec 15 2021	BOA	(43,564)
SGD	13,385,785	USD	9,900,000	Dec 20 2021	BOA	(91,152)
THB	151,768,281	USD	4,550,000	Dec 15 2021	BOA	(46,033)
TRY	1,000,000	USD	76,488	Dec 01 2021	BOA	(3,459)
TRY	3,000,000	USD	272,704	Dec 15 2021	BOA	(54,995)
TRY	91,566,406	USD	7,900,000	Feb 09 2022	BOA	(1,433,225)
TRY	76,018,417	USD	6,000,000	Feb 10 2022	BOA	(633,944)
TWD	2,781,485	USD	100,000	Dec 03 2021	BOA	35
TWD	125,154,170	USD	4,500,000	Dec 06 2021	BOA	1,047
TWD	124,616,250	USD	4,500,000	Dec 13 2021	BOA	(18,402)
TWD	89,912,186	USD	3,250,000	Dec 15 2021	BOA	(16,488)
TWD	135,848,769	USD	4,900,000	Dec 20 2021	BOA	(14,538)
TWD	136,027,430	USD	4,900,000	Dec 27 2021	BOA	(8,207)
TWD	41,638,286	USD	1,500,000	Dec 30 2021	BOA	(2,624)
TWD	135,630,530	USD	4,900,000	Jan 03 2022	BOA	(22,496)
USD	26,620,081	AUD	19,510,731	Dec 01 2021	BOA	534,553
USD	26,620,081	AUD	18,971,866	Dec 02 2021	BOA	(4,371)
USD	26,620,081	AUD	18,958,555	Dec 03 2021	BOA	(17,739)
USD	2,163,000	AUD	1,617,174	Dec 15 2021	BOA	74,985
USD	65,350,000	AUD	47,898,814	Dec 17 2021	BOA	1,303,188
USD	9,600,000	AUD	7,001,290	Dec 20 2021	BOA	155,896
USD	26,894,476	BRL	4,773,293	Dec 02 2021	BOA	(8,512)
USD	24,264,334	BRL	4,350,000	Dec 15 2021	BOA	48,087
USD	6,212,085	BRL	1,100,000	Jan 04 2022	BOA	3,448
USD	52,878,761	CAD	41,417,859	Dec 01 2021	BOA	23,928
USD	52,878,761	CAD	41,362,783	Dec 02 2021	BOA	(31,084)
USD	56,373,000	CAD	45,525,683	Dec 15 2021	BOA	1,389,227
USD	58,692,000	CAD	46,434,697	Dec 17 2021	BOA	480,629
USD	26,518,574	CHF	28,753,268	Dec 01 2021	BOA	(133,211)
USD	22,268,574	CHF	24,090,020	Dec 02 2021	BOA	(167,568)
USD	22,268,574	CHF	24,226,328	Dec 03 2021	BOA	(31,863)
USD	26,679,000	CHF	28,950,329	Dec 15 2021	BOA	(128,579)
USD	35,086,000	CHF	37,867,185	Dec 17 2021	BOA	(379,366)
USD	13,625,000	CHF	14,732,043	Dec 20 2021	BOA	(122,858)
USD	163,264,288	CLP	200,000	Dec 03 2021	BOA	2,733
USD	817,514,288	CLP	1,000,000	Dec 06 2021	BOA	12,532
USD	797,180,000	CLP	1,000,000	Dec 13 2021	BOA	37,899
USD	6,850,488,992	CLP	8,450,000	Dec 15 2021	BOA	184,303
USD	828,340,000	CLP	1,000,000	Dec 20 2021	BOA	1,148
USD	329,145,432	CLP	400,000	Dec 27 2021	BOA	3,440
USD	503,880,600	CLP	600,000	Dec 30 2021	BOA	(6,862)
USD	916,585,288	CLP	1,100,000	Jan 03 2022	BOA	(3,475)
USD	1,000,000	CNH	156,800	Dec 02 2021	BOA	(253)
USD	51,511,559	CNH	7,998,014	Dec 15 2021	BOA	(83,768)
USD	28,060,336,463	COP	7,200,000	Dec 15 2021	BOA	188,946
USD	26,650,939	EUR	30,158,595	Dec 01 2021	BOA	(66,676)
USD	51,667,623	EUR	58,224,606	Dec 02 2021	BOA	(373,593)
USD	51,541,988	EUR	58,376,868	Dec 03 2021	BOA	(79,933)
USD	186,367,000	EUR	215,596,271	Dec 15 2021	BOA	4,113,118
USD	86,925,000	EUR	101,744,436	Dec 17 2021	BOA	3,093,411
USD	16,625,000	EUR	18,898,303	Dec 20 2021	BOA	27,353
USD	6,355,066	GBP	8,480,297	Dec 01 2021	BOA	28,392
USD	4,370,714	GBP	5,807,870	Dec 02 2021	BOA	(4,956)
USD	4,477,215	GBP	5,949,386	Dec 03 2021	BOA	(5,087)
USD	19,094,000	GBP	25,691,586	Dec 15 2021	BOA	289,900
USD	36,135,000	GBP	49,158,098	Dec 17 2021	BOA	1,082,374
USD	6,375,000	GBP	8,607,640	Dec 20 2021	BOA	125,094
USD	250,114	HUF	774	Dec 01 2021	BOA	(4)
USD	1,771,500,000	HUF	5,455,164	Dec 15 2021	BOA	(56,368)
USD	3,976,274,970	HUF	12,400,000	Dec 20 2021	BOA	29,454
USD	5,748,721,000	IDR	400,000	Dec 31 2021	BOA	(100)
USD	11,159,393	ILS	3,500,000	Dec 15 2021	BOA	(42,746)
USD	8,165,006	ILS	2,600,000	Dec 20 2021	BOA	6,975
USD	112,880,692	INR	1,500,000	Dec 03 2021	BOA	(1,551)
USD	1,779,595,800	INR	23,700,000	Dec 08 2021	BOA	39,916
USD	1,760,424,150	INR	23,700,000	Dec 13 2021	BOA	306,639
USD	643,935,964	INR	8,550,000	Dec 15 2021	BOA	(5,200)
USD	1,767,119,400	INR	23,700,000	Dec 20 2021	BOA	234,277
USD	179,436,707	INR	2,400,000	Dec 22 2021	BOA	17,727
USD	1,948,915,500	INR	26,100,000	Dec 27 2021	BOA	238,483
USD	82,785,530	INR	1,100,000	Dec 31 2021	BOA	1,910
USD	1,968,357,600	INR	26,100,000	Jan 03 2022	BOA	(519)
USD	4,480,119,380	JPY	39,521,059	Dec 01 2021	BOA	(113,902)
USD	87,093,480	JPY	765,584	Dec 02 2021	BOA	(4,922)
USD	87,093,480	JPY	770,052	Dec 03 2021	BOA	(458)
USD	27,429,899,985	JPY	240,408,191	Dec 15 2021	BOA	(2,326,979)
USD	9,830,858,000	JPY	88,315,772	Dec 17 2021	BOA	1,314,192
USD	2,750,000,000	JPY	24,230,972	Dec 20 2021	BOA	(108,395)
USD	940,673,692	KRW	800,000	Dec 03 2021	BOA	8,180
USD	15,539,884,000	KRW	13,200,000	Dec 06 2021	BOA	120,170
USD	15,560,424,000	KRW	13,200,000	Dec 13 2021	BOA	103,903
USD	21,095,773,397	KRW	17,900,000	Dec 15 2021	BOA	145,506
USD	17,218,135,760	KRW	14,600,000	Dec 20 2021	BOA	109,616
USD	19,040,140,454	KRW	16,000,000	Dec 27 2021	BOA	(22,756)
USD	2,019,173,080	KRW	1,700,000	Dec 30 2021	BOA	860
USD	38,059,840,000	KRW	32,000,000	Jan 03 2022	BOA	(25,670)
USD	28,500,000	MXN	1,313,525	Dec 01 2021	BOA	(15,293)
USD	475,380,000	MXN	22,650,102	Dec 15 2021	BOA	554,382
USD	176,053,000	MXN	8,333,979	Dec 17 2021	BOA	154,453
USD	318,000,000	MXN	14,539,314	Dec 20 2021	BOA	(225,848)
USD	38,978,589	NOK	4,300,000	Dec 01 2021	BOA	(9,592)
USD	102,255,913	NOK	11,300,000	Dec 20 2021	BOA	(4,699)
USD	108,088,000	NZD	75,300,045	Dec 15 2021	BOA	1,540,471
USD	28,702,000	NZD	19,998,908	Dec 17 2021	BOA	412,961
USD	81,190,262	PHP	1,600,000	Dec 15 2021	BOA	(10,715)
USD	10,664	PLN	2,585	Dec 01 2021	BOA	(11)
USD	212,700,000	PLN	53,065,997	Dec 15 2021	BOA	1,325,441
USD	57,524,915	PLN	14,200,000	Dec 20 2021	BOA	212,306
USD	267,797,020	RUB	3,650,000	Dec 15 2021	BOA	46,729
USD	1,472,788,812	RUB	19,800,000	Dec 20 2021	BOA	13,091
USD	98,112,628	RUB	1,300,000	Dec 30 2021	BOA	(14,189)
USD	92,273,480	SEK	10,200,000	Dec 02 2021	BOA	(35,122)
USD	172,890,000	SEK	20,228,580	Dec 15 2021	BOA	1,040,344
USD	104,982,747	SEK	11,800,000	Dec 20 2021	BOA	144,537
USD	33,303,683	SGD	24,300,000	Dec 02 2021	BOA	(106,200)
USD	13,451,942	SGD	9,900,000	Dec 15 2021	BOA	42,437
USD	19,849,422	SGD	14,500,000	Dec 20 2021	BOA	(45,278)
USD	302,755,209	THB	9,100,000	Dec 15 2021	BOA	115,253
USD	1,000,000	TRY	76,326	Dec 01 2021	BOA	3,297
USD	7,000,000	TRY	733,566	Dec 15 2021	BOA	225,577
USD	91,566,406	TRY	8,994,083	Feb 09 2022	BOA	2,527,308
USD	90,588,849	TRY	7,800,000	Feb 10 2022	BOA	1,405,433
USD	2,782,540	TWD	100,000	Dec 03 2021	BOA	(73)
USD	124,662,150	TWD	4,500,000	Dec 06 2021	BOA	16,649
USD	124,851,150	TWD	4,500,000	Dec 13 2021	BOA	9,954
USD	204,685,761	TWD	7,350,000	Dec 15 2021	BOA	(11,114)
USD	136,081,330	TWD	4,900,000	Dec 20 2021	BOA	6,174
USD	135,787,330	TWD	4,900,000	Dec 27 2021	BOA	16,841
USD	1,000,000	ZAR	61,972	Dec 01 2021	BOA	(893)
USD	1,000,000	ZAR	62,024	Dec 02 2021	BOA	(832)
USD	197,771,072	ZAR	12,892,006	Dec 15 2021	BOA	484,567
USD	181,996,412	ZAR	11,300,000	Dec 20 2021	BOA	(108,839)
ZAR	1,000,000	USD	61,944	Dec 01 2021	BOA	921
ZAR	1,000,000	USD	62,020	Dec 02 2021	BOA	837
ZAR	163,906,842	USD	10,970,749	Dec 15 2021	BOA	(687,829)
ZAR	79,675,460	USD	5,200,000	Dec 20 2021	BOA	(205,371)
Total Forward Foreign Currency Contracts						$ (583,008)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Futures Strategy Fund (the  "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of November 30, 2021, the net assets of the Cayman Subsidiary and SPC were $326,992,813, which represented 20.80% of the Fund's net assets. As of November 30, 2021, the net assets of the Onshore Subsidiary were $329,281,293, which represented 20.95% of the Fund's net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$1,319,217,048	$1,319,217,048	$-	$-
Commodity Contracts
Futures Contracts	19,206,899	19,206,899	-	-
Equity Contracts
Futures Contracts	5,840,267	5,840,267	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	30,799,243	-	30,799,243	-
Futures Contracts	16,562,779	16,562,779	-	-
Interest Rate Contracts
Futures Contracts	4,680,665	4,680,665	-	-
Total Assets	$1,396,306,901	$1,365,507,658	$30,799,243	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(30,373,222)	$(30,373,222)	$-	$-
Equity Contracts
Futures Contracts	(15,410,693)	(15,410,693)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(31,382,251)	-	(31,382,251)	-
Futures Contracts	(1,265,193)	(1,265,193)	-	-
Interest Rate Contracts
Futures Contracts	(10,564,501)	(10,564,501)	-	-
Total Liabilities	$(88,995,860)	$(57,613,609)	$(31,382,251)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.